Litigation Case (Details) ₩ in Millions	Dec. 31, 2019 KRW (₩) ₩ / shares	Dec. 31, 2018 KRW (₩) ₩ / shares
As the defendant
Litigation Case [Line Items]
Number of cases | ₩ / shares	586	570
Claim amount | ₩	₩ 697,835	₩ 673,882
As the plaintiff
Litigation Case [Line Items]
Number of cases | ₩ / shares	199	174
Claim amount | ₩	₩ 707,287	₩ 793,491